Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
Goodwill
The carrying amount of goodwill for the years ended December 31, 2018 and 2017, for the Company’s reportable segments are as follows:

	Teekay LNG – Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2017	35,631	8,059	43,690
Balance as of December 31, 2018	35,631	8,059	43,690

Intangible Assets
As at December 31, 2018, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	193,194	(140,756)	52,438
Customer relationships	22,500	(10,875)	11,625
Off-market in-charter contracts (1)	17,900	(4,190)	13,710
	233,594	(155,821)	77,773
(1)    Represents the off-market in-charter contracts between the Company and Teekay Offshore for two FSO units.

As at December 31, 2017, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	193,194	(131,647)	61,547
Customer relationships	22,500	(8,005)	14,495
Off-market in-charter contracts (1)	17,900	(928)	16,972
	233,594	(140,580)	93,014
(1)    Represents the off-market in-charter contracts between the Company and Teekay Offshore for two FSO units.

In July 2015, as part of Teekay Tankers’ acquisition of a ship-to-ship transfer business (previously referred to as SPT and now known as Teekay Marine Solutions or TMS) from a company jointly owned by Teekay Corporation and a Norway-based marine transportation company, I.M. Skaugen SE, Teekay Tankers ascribed a value of $30.9 million to the customer relationships assumed. The Company is amortizing those customer relationships over a period of 10 years. The estimates of fair value were finalized in the first quarter of 2016 and resulted in a decrease in intangible assets of $8.4 million from preliminary estimates. Amortization expense relating to this acquisition for the years ended December 31, 2018 and 2017 were $2.9 million and $3.2 million, respectively, which is included in depreciation and amortization expenses.

Aggregate amortization expense of intangible assets for the year ended December 31, 2018, was $15.2 million (2017 – $14.0 million, 2016 – $14.9 million), including $12.0 million presented in depreciation and amortization (2017 – $13.1 million, 2016 – $14.9 million) and $3.2 million presented in time-charter hire expenses (2017 – $0.9 million, 2016 – $nil). Amortization of intangible assets following 2018 is expected to be $13.9 million (2019), $13.3 million (2020), $13.1 million (2021), $12.9 million (2022), $12.7 million (2023) and $11.9 million (thereafter).